Cover	Nov. 14, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 14, 2022
Entity File Number	001-39274
Entity Registrant Name	GAN Limited
Entity Central Index Key	0001799332
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	400 Spectrum Center Drive
Entity Address, Address Line Two	Suite 1900
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	(833)
Local Phone Number	565-0550
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, par value $0.01
Trading Symbol	GAN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true